Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule Representing Per Share Amounts	Net Earnings (Loss) Per Common Share – Basic and Diluted

For the years ended December 31,	2025	2024
Net Earnings (Loss)	3,930	3,142
Effect of Cumulative Dividends on Preferred Shares	(14)	(36)
Net Earnings (Loss) – Basic	3,916	3,106
Effect of Stock-Based Compensation	(1)	3
Net Earnings (Loss) – Diluted	3,915	3,109

Basic – Weighted Average Number of Shares (thousands)	1,809,902	1,850,193
Dilutive Effect of Warrants	2,782	4,483
Dilutive Effect of Stock-Based Compensation	7,177	8,540
Diluted – Weighted Average Number of Shares (thousands)	1,819,861	1,863,216

Net Earnings (Loss) Per Common Share – Basic ($)	2.16	1.68
Net Earnings (Loss) Per Common Share – Diluted (1) ($)	2.15	1.67
(1)For the year ended December 31, 2025, 9.0 million common shares (2024 – 9.8 million) related to the assumed exercise of stock-based compensation were excluded from the calculation of dilutive net earnings (loss) per share as the effect was anti-dilutive.

Disclosure Of Dividends To Shareholders
B) Common Share Dividends

	2025		2024
For the years ended December 31,	Per Share	Amount	Per Share	Amount
Base Dividends	0.780	1,423	0.680	1,255
Variable Dividends	—	—	0.135	251
Total Common Share Dividends Declared and Paid	0.780	1,423	0.815	1,506
C) Preferred Share Dividends

For the years ended December 31,	2025	2024
Series 1 First Preferred Shares	7	7
Series 2 First Preferred Shares	1	2
Series 3 First Preferred Shares	—	12
Series 5 First Preferred Shares	2	9
Series 7 First Preferred Shares	4	6
Total Preferred Share Dividends Declared	14	36
The declaration of preferred share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.